Discontinued operations (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information Discontinued Operations [Line Items]
Revaluation of long-term derivative			$ (20,560,440)
Gain on step acquisition			(4,895,573)
Gain on disposition of the Apicore business		$ 55,254,236
Income from discontinued operations	$ 0	31,924,191	23,358,318
Apicore
Disclosure Of Detailed Information Discontinued Operations [Line Items]
Revenue	0	22,759,385	7,798,838
Expenses	0	(47,936,485)	(9,263,926)
Revaluation of long-term derivative	0	0	20,560,440
Gain on step acquisition	0	0	4,895,573
(Loss) income from discontinued operations		(25,177,100)	23,990,925
Income tax recovery (expense)	0	1,847,055	(632,607)
Loss (income) after income tax recovery (expense)	0	23,330,045	(23,358,318)
Gain on disposition of the Apicore business		55,254,236
Income from discontinued operations	$ 0	$ 31,924,191	$ 23,358,318